Borrowings - Summary of Movements In Liabilities From Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 173,513	€ 129,046
Proceeds from borrowings	44,315	38,339
Payment of principal portion of lease liabilities	(3,215)	(1,658)
New leases	20,800	1,571
Termination of leases	(670)	(589)
Other changes	10,002	6,804
Ending balance	244,745	173,513
Senior debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	67,579	29,965
Proceeds from borrowings	44,315	38,339
Payment of principal portion of lease liabilities	0	0
New leases	0	0
Termination of leases	0	0
Other changes	1,041	(725)
Ending balance	112,935	67,579
Shareholder loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	92,031	84,502
Proceeds from borrowings	0	0
Payment of principal portion of lease liabilities	0	0
New leases	0	0
Termination of leases	0	0
Other changes	8,162	7,529
Ending balance	100,193	92,031
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,903	14,579
Proceeds from borrowings	0	0
Payment of principal portion of lease liabilities	(3,215)	(1,658)
New leases	20,800	1,571
Termination of leases	(670)	(589)
Other changes	799	0
Ending balance	€ 31,617	€ 13,903